WHITEROCK PORTFOLIO INVESTORS, L.L.C.
FINANCIAL STATEMENTS
For the Years Ended December 31, 2000 and 1999

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PricewaterhouseCoopers LLP
                                                      301 Commerce Street
                                                      City Center Tower II
                                                      Suite 1900
                                                      Fort Worth TX 76102-4183
                                                      Telephone (817) 810 9998
                                                      Facsimile (817) 877 2260
                                                                (817) 332 2710

                        Report of Independent Accountants

To the Members of
WhiteRock Portfolio Investors, L.L.C.:

In our opinion, based upon our audits and the reports of other auditors, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, cash flows and the financial highlights present fairly, in all material respects, the financial position of WhiteRock Portfolio Investors, L.L.C. (the "Company") at December 31, 2000 and 1999, and the results of its operations, changes in its net assets and its cash flows for the years then ended and the financial highlights for each of the four years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Brazos Fund, L.P., a limited partnership investment, which represents 7% and 6% of the Company's net assets at December 31, 2000 and 1999, respectively, and 11% and 19% of the Company's net income for the years ended December 31, 2000 and 1999, respectively. Those statements were audited by other auditors whose reports thereon have been furnished to us. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1996 were audited by other auditors whose report dated April 11, 1997, expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP
June 21, 2001
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WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                                          2000          1999
                                                                       ----------   -----------
ASSETS

Investments in limited partnerships:
  Lone Star Opportunity Fund, L.P.                                     $9,242,980   $16,243,467
  Brazos Fund, L.P.                                                       604,699     1,063,814
                                                                       ----------   -----------
    Total investments in limited partnerships                           9,847,679     17,307,281

Cash and cash equivalents                                                  37,649        30,315
Accounts receivable - related parties                                       8,158            --
                                                                       ----------   -----------

     Total assets                                                      $9,893,486   $17,337,596
                                                                       ==========   ===========

LIABILITIES AND NET ASSETS

Liabilities, accounts payable - related parties                        $   37,886   $    12,065
Net assets (4,959,786 and 4,959,786 units outstanding, respectively)    9,855,600    17,325,531
                                                                       ----------   -----------

     Total liabilities and net assets                                  $9,893,486   $17,337,596
                                                                       ==========   ===========

Net asset value per unit                                               $     1.99   $      3.49
                                                                       ==========   ===========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF OPERATIONS
for the years ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                            2000           1999
                                                        -----------    -----------
  Investment income                                     $   551,274    $ 3,712,288
  Other income (expense)                                      3,410         (1,450)
                                                        -----------    -----------

                                                            554,684      3,710,838
Canadian tax on dividends received                            2,494          9,738
                                                        -----------    -----------

   Net investment income                                    552,190      3,701,100

Unrealized (depreciation) appreciation on investments      (277,746)       754,034
                                                        -----------    -----------

   Net income                                           $   274,444    $ 4,455,134
                                                        ===========    ===========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                                        2000            1999
                                                                    ------------    ------------
Net investment income                                               $    552,190    $  3,701,100

Unrealized (depreciation) appreciation on investments                   (277,746)        754,034
                                                                    ------------    ------------

   Net increase in net assets resulting from operations                  274,444       4,455,134
                                                                    ------------    ------------

Distributions to members from net investment income                     (292,900)     (7,754,432)

Distributions to members representing tax basis return of capital     (7,451,475)     (1,824,673)
                                                                    ------------    ------------

   Total distributions                                                (7,744,375)     (9,579,105)

Increase in net assets from members' capital contributions                    --              --
                                                                    ------------    ------------

   Total decrease in net assets                                       (7,469,931)     (5,123,971)

Net assets, beginning of year                                         17,325,531      22,449,502
                                                                    ------------    ------------

Net assets, end of year                                             $  9,855,600    $ 17,325,531
                                                                    ============    ============

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
STATEMENTS OF CASH FLOWS
for the years ended December 31, 2000 and 1999
--------------------------------------------------------------------------------

                                                                         2000           1999
                                                                     -----------    -----------
Cash flows from operating activities:
  Net income                                                         $   274,444    $ 4,455,134
  Adjustments to reconcile net income to net
   cash provided by operating activities:
     Non-cash investment income                                         (551,274)    (3,712,288)
     Unrealized depreciation (appreciation) on investments               277,746       (754,034)
     (Increase) decrease in accounts receivable - related parties         (8,158)        30,884
     Increase (decrease) in accounts payable - related parties            25,821         (7,087)
                                                                     -----------    -----------

           Net cash provided by operating activities                      18,579         12,609
                                                                     -----------    -----------

Cash flows from investing activities:
  Distributions received from limited partnerships investments         7,733,130      9,588,275
                                                                     -----------    -----------

           Net cash provided by investing activities                   7,733,130      9,588,275
                                                                     -----------    -----------

Cash flows from financing activities:
  Member capital distributions                                        (7,744,375)    (9,579,105)
                                                                     -----------    -----------

           Net cash used in financing activities                      (7,744,375)    (9,579,105)
                                                                     -----------    -----------

Net increase in cash and cash equivalents                                  7,334         21,779

Cash and cash equivalents, beginning of year                              30,315          8,536
                                                                     -----------    -----------

Cash and cash equivalents, end of year                               $    37,649    $    30,315
                                                                     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1.    Description of Business:

      WhiteRock Portfolio Investors, L.L.C.. (WhiteRock) was formed on September 29, 1995 and is registered as a nondiversified, closed-end investment company under the Investment Company Act of 1940. The investment objective of WhiteRock is to seek high total returns by buying, selling, exchanging or otherwise acquiring, holding, trading, investing in, managing, and dealing with qualified investments, whether such assets are acquired directly, or indirectly through partnerships, joint ventures, or otherwise. In pursuing its objectives, WhiteRock focuses primarily on acquiring, directly or indirectly, managing and disposing of distressed mortgage loan and real estate owned (REO) portfolios, and high yield commercial mortgage-backed securities, including but not limited to investing in entities organized or to be organized by Brazos Fund, L.P. (Brazos), Lone Star Opportunity Fund, L.P. (Lone Star) and their affiliates.

      The operations of WhiteRock are governed by a limited liability company agreement dated September 29, 1995. The term of WhiteRock is six years and eleven months from the date of inception.

      Net income and losses of WhiteRock are allocated among the members based on their respective ownership percentages in accordance with the limited liability company agreement.

2.    Significant Accounting Policies:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments in limited partnerships

      Investments in Brazos and Lone Star as of December 31, 2000 are recorded at estimated fair value. The fair value estimate of the investments is determined based on projected future cash flows of the investments discounted at a market rate of return for investments with similar risks.

      The estimated fair values of investments do not necessarily represent the amounts that may be realized from their immediate sale or disposition. Because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

      WhiteRock recognizes investment income from its respective share of the income reported by the limited partnerships, based on its ownership percentages.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS, Continued

--------------------------------------------------------------------------------

2.    Significant Accounting Policies, continued

      Cash and cash equivalents

      WhiteRock considers cash on deposit at financial institutions (that maintain insurance with the Federal Deposit Insurance Corporation) and highly liquid investments with original maturities of 90 days or less to be cash and cash equivalents.

      WhiteRock maintains its cash in deposit accounts which, at times, may exceed federally insured limits. WhiteRock has not experienced any losses in such accounts and believes it is not exposed to any significant credit risks on cash and cash equivalents.

      Income taxes

      As a limited liability company, WhiteRock is not subject to federal income taxes; therefore, no federal taxes have been reflected in the accompanying financial statements. Federal income taxes are the responsibility of WhiteRock's members.

3.    Investments in Limited Partnerships:

      The primary focus of Brazos and Lone Star, WhiteRock's two investments at December 31, 2000, is the acquisition, management and disposition of distressed mortgage loan and real estate portfolios and other real estate related assets. In addition, Lone Star targets a broad range of investments in various asset classes, property types, transaction structures and deal sizes. As of June 1996 and March 1999, new investment activity on Brazos and Lone Star, respectively, was terminated with the sole focus on management and disposition of its portfolios. The objective of the two funds is to achieve significant yields and capital gains for their partners. The projected holding period for each of these investments is three to five years. Brazos' and Lone Star's general partners are responsible for the evaluation, execution and management of the investments and investment opportunities of the respective funds. Brazos and Lone Star will invest only where they believe that they have a competitive advantage arising from their expertise in origination, evaluation, management and disposition of assets. As of December 31, 2000, Brazos and Lone Star are invested in 4 and 12 portfolios, respectively. The operations of Brazos and Lone Star are governed by limited partnership agreements (Agreements) dated March 30, 1995 and November 21, 1996, respectively. All profits, losses and cash distributions are allocated and governed in accordance with the Agreements.

      Summary contribution and distribution information related to Brazos and Lone Star through December 31, 2000 is as follows:

                                                 Brazos          Lone Star
                                               -----------      -----------
      Contributions inception-to-date          $15,416,958      $20,717,814
                                               ===========      ===========
      Distributions inception-to-date          $22,036,106      $18,198,794
                                               ===========      ===========

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
NOTES TO FINANCIAL STATEMENTS, Continued

--------------------------------------------------------------------------------

3.    Investments in Limited Partnerships, continued:

      The following investments in limited partnerships have been valued in good faith by management:

                                                        December 31, 2000                     December 31, 1999
                                               ------------------------------------  -------------------------------------
                                                                         Percentage                            Percentage
                                  Ownership                 Estimated      of Net                  Estimated     of Net
                                  Percentage      Cost      Fair Value     Assets       Cost       Fair Value    Assets
                                  ----------   ----------   ----------   ----------  -----------   ----------- -----------
      Lone Star Opportunity
       Fund, L.P.                    5.05%     $9,242,980   $9,242,980       94%     $16,243,467   $16,243,467     94%

      Brazos Fund, L.P.              6.09%        496,554      604,699        6%         677,923     1,063,814      6%
                                               ----------   ----------      ---      -----------   -----------    ---

         Total investments                     $9,739,534   $9,847,679      100%     $16,921,390   $17,307,281    100%
                                               ==========   ==========      ===      ===========   ===========    ===

4.    Related Party Transactions:

      All WhiteRock expenses (except for Canadian taxes on dividends received), including organizational expenses, are the responsibility of Brazos Principal GenPar, L.P., the general partner of Brazos, or its general partner, Brazos GenPar, Inc., and Lone Star Partners, L.P., the general partner of Lone Star. Lone Star Partners, L.P. also functions as WhiteRock's administrator, and in that capacity performs all accounting, reporting and income tax services.

      From time-to-time, WhiteRock has receivables from related parties relating to capital calls or expenses paid on their behalf and payables to related parties for distributions declared but not paid. Receivables from related parties totaled $8,158 at December 31, 2000. There were no receivables from related parties at December 31, 1999. Payables to related parties totaled $37,886 and $12,065, at December 31, 2000 and 1999, respectively. Related party receivables and payables are generally settled within one month.

WHITEROCK PORTFOLIO INVESTORS, L.L.C.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                 Years ended December 31,
                                                                    --------------------------------------------------
                                                                     2000       1999       1998       1997       1996
                                                                    ------     ------     ------     ------     ------
Operating performance:

   Net asset value, beginning of period                             $ 3.49     $ 4.53     $ 5.38     $ 6.50     $14.48

   Net investment income                                              0.11       0.75       0.82       1.53       2.79
   Unrealized appreciation (depreciation) on investments             (0.06)      0.15       0.20      (0.27)        --
                                                                    ------     ------     ------     ------     ------

Net increase in net asset value resulting
      from operations                                                 0.05       0.90       1.02       1.26       2.79
                                                                    ------     ------     ------     ------     ------

Capital contributions from members                                      --         --         --         --         --

Distributions to members from net investment income                  (0.05)     (1.56)     (1.31)        --         --

Distributions to members representing tax basis return of capital    (1.50)     (0.38)     (0.56)     (2.58)    (10.77)
                                                                    ------     ------     ------     ------     ------

Net asset value, end of period                                      $ 1.99     $ 3.49     $ 4.53     $ 5.38     $ 6.50
                                                                    ======     ======     ======     ======     ======

Total investment return                                               1.43%     19.87%     18.96%     19.38%     19.27%
                                                                    ======     ======     ======     ======     ======

Ratio of net investment income to average net assets                  4.04%     18.61%     15.36%     20.08%     29.03%
                                                                    ======     ======     ======     ======     ======

   The accompanying notes are an integral part of these financial statements.